Prepaid Expenses and Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Disclosure of prepaid expenses and deposits
	December 31, 2018	December 31, 2017
Prepaid and deposits related to exploration and evaluation expenditures	$519	$730
Other prepaid expenses and deposits	396	437
Total prepaid expenses and deposits	915	1,167
Less: Non-current portion	198	220
Current prepaid expenses and deposits	$717	$947